Accounts Receivable, Net of Allowance for Doubtful Accounts - Summary of Movement of Allowance for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Receivables [Abstract]
Balance at the beginning of the year	¥ 574		¥ 312
Provision for doubtful accounts	626	$ 90	376	¥ 801
Write-offs	(73)		(114)
Balance at the end of the year	¥ 1,127		¥ 574	¥ 312